Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 5,984,640	$ 2,385,846
Other assets	704,845	811,007
Total assets	319,318,759	308,642,474
Liabilities
Other liabilities	1,190,921	1,076,363
Stockholders' Equity	46,245,565	45,566,500	$ 45,016,098
Total liabilities and stockholders' equity	319,318,759	308,642,474
Parent Company
Assets
Cash and due from banks	4,806,252	4,800,526
Investment in common stock of subsidiary	41,366,024	42,428,601
Loan receivable from subsidiary	177,347	216,506
Other assets	118,460	106,960
Total assets	46,468,083	47,552,593
Liabilities
Other liabilities	222,518	1,986,093
Stockholders' Equity	46,245,565	45,566,500
Total liabilities and stockholders' equity	$ 46,468,083	$ 47,552,593